Expense Example	Aug. 31, 2025 USD ($)
Allspring Core Plus Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 514
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,351
Allspring Core Plus Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	1,803
Allspring Government Securities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	530
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	1,512
Allspring High Yield Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	1,639
Allspring Short Duration Government Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,221
Allspring Short-Term Bond Plus Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,134
Allspring Short-Term High Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	381
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,357
Allspring Short-Term High Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,938
Allspring Ultra Short-Term Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,014
Allspring Ultra Short-Term Income Fund | Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 710